Intangible Assets (Schedule Of Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Gross	$ 35,461	$ 54,945
Accumulated amortization	(26,107)	(36,845)
Finite-lived intangible assets	$ 9,354	$ 18,100	$ 29,677